UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-10503

Exact name of registrant as specified in charter:

BlackRock New York Municipal 2018 Term Trust

Address of principal executive offices:  100 Bellevue Parkway
                                         Wilmington, DE 19809

Name and address of agent for service:   Robert S. Kapito, President
                                         40 East 52nd Street
                                         New York, New York 10022

Registrant's telephone number, including area code:  (888) 825-2257

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1 - PROXY VOTING RECORD -

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2007 with respect to which the registrant was entitled to vote.

- SIGNATURES -

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:     /s/ Robert S. Kapito
       ---------------------
       Robert S. Kapito
       Principal Executive Officer

Date: August 24, 2007